UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2014

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.0%

Canada — 1.6%
Canadian Natural Resources	37,517	$1,440
Canadian Pacific Railway	32,122	4,832
Catamaran*	1,804	81
Thomson Reuters	3,958	135

		6,488

France — 0.9%
Sanofi ADR	69,125	3,614

Germany — 0.8%
SAP ADR	41,282	3,357

Hong Kong — 1.0%
China Mobile ADR	94,894	4,326

Ireland — 2.2%
Accenture, Cl A	781	62
Covidien	521	38
Eaton	2,465	185
Mallinckrodt*	65	4
Perrigo	18,894	2,922
Seagate Technology	49,868	2,801
Shire ADR	18,969	2,818

		8,830

Israel — 0.5%
Check Point Software Technologies*	27,937	1,889

Japan — 1.2%
Toyota Motor ADR	42,223	4,767

Netherlands — 0.0%
Chicago Bridge & Iron	509	44
QIAGEN*	1,417	30

		74

Norway — 0.0%
Seadrill	4,420	155

Sweden — 0.0%
Allied World Assurance Holdings	34	4

Switzerland — 1.3%
Novartis ADR	19,513	1,659
Pentair	47,704	3,785

		5,444

United Kingdom — 2.2%
Aon	35,565	2,997
BP ADR	126,481	6,084
Liberty Global, Cl A*	1,571	65

		9,146

United States — 82.3%
Consumer Discretionary — 15.2%
Amazon.com*	13,916	4,683
Cablevision Systems, Cl A	5,421	91
CBS, Cl B	52,263	3,230
Chipotle Mexican Grill, Cl A*	2,793	1,587
Choice Hotels International	4,029	185
Comcast, Cl A	50,134	2,508
Delphi Automotive	2,133	145
Dillard’s, Cl A	16,928	1,564
DIRECTV*	1,202	92
Ford Motor	4,525	71
Gannett	313	9
General Motors	140,157	4,824
Gentex	172	5

Description	Shares	Market Value ($ Thousands)
Genuine Parts	256	$22
Harley-Davidson	47,679	3,176
Harman International Industries	19,899	2,117
Home Depot	29,451	2,330
Hyatt Hotels, Cl A*	3,000	161
Jarden*	2,799	167
Johnson Controls	606	29
L Brands	17,714	1,006
Lennar, Cl A	1,057	42
Liberty Global*	1,571	64
Liberty Interactive, Cl A*	1,140	33
Liberty Media*	249	32
Lowe’s	100,514	4,915
Macy’s	19	1
Marriott International, Cl A	4,311	241
Mattel	2,653	106
McDonald’s	2,429	238
McGraw Hill Financial	2,414	184
Michael Kors Holdings*	492	46
Mohawk Industries*	490	67
News*	1,689	29
NIKE, Cl B	3,851	284
Panera Bread, Cl A*	60	11
Polaris Industries	76	11
priceline.com*	60	71
PulteGroup	443	9
Ralph Lauren, Cl A	12,146	1,955
Ross Stores	363	26
Signet Jewelers	454	48
Starbucks	42,203	3,097
Starwood Hotels & Resorts Worldwide	44,166	3,516
Target	23,183	1,403
Tesla Motors*	534	111
Time Warner	1,084	71
Time Warner Cable	15,454	2,120
Tribune*	25,152	2,003
Tupperware Brands	2,785	233
Twenty-First Century Fox	100,004	3,112
Walt Disney	56,897	4,556
Wyndham Worldwide	3,292	241
Yum! Brands	78,192	5,895

		62,773

Consumer Staples — 5.0%
Archer-Daniels-Midland	3,910	170
Avon Products	13,860	203
Bunge	1,900	151
Church & Dwight	3,466	239
Clorox	2,741	241
Coca-Cola	7,544	292
Coca-Cola Enterprises	3,360	160
Colgate-Palmolive	68,249	4,427
ConAgra Foods	4,128	128
Costco Wholesale	16,556	1,849
Coty, Cl A	14,701	220
CVS Caremark	4,322	323
Dean Foods	3,424	53
Dr. Pepper Snapple Group	2,621	143
Energizer Holdings	1,500	151
Estee Lauder, Cl A	3,658	245
Flowers Foods	5,820	125
Fresh Market*	2,766	93
General Mills	3,656	189

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)
Hershey	1,759	$184
Hillshire Brands	4,379	163
Hormel Foods	3,334	164
Ingredion	2,197	150
JM Smucker	1,311	127
Kellogg	2,537	159
Kimberly-Clark	1,854	205
Kraft Foods Group	3,280	184
Kroger	5,511	241
McCormick	1,682	121
Mead Johnson Nutrition, Cl A	22,522	1,872
Mondelez International, Cl A	5,803	201
Monster Beverage*	2,325	161
Nu Skin Enterprises, Cl A	2,709	224
PepsiCo	4,205	351
Procter & Gamble	5,469	441
Safeway	4,969	183
Sprouts Farmers Market*	5,804	209
Sysco	4,724	171
Tyson Foods, Cl A	5,401	238
Wal-Mart Stores	37,604	2,874
WhiteWave Foods, Cl A*	147	4
Whole Foods Market	41,228	2,091

		20,120

Energy — 7.5%
Anadarko Petroleum	2,042	173
Apache	36,363	3,016
Cabot Oil & Gas	22,230	753
Cameron International*	235	14
Chevron	28,057	3,336
ConocoPhillips	1,362	96
EOG Resources	1,217	239
Exxon Mobil	5,701	557
Halliburton	71,663	4,220
Hess	37,357	3,096
Kinder Morgan	853	28
Kosmos Energy*	15,744	173
Noble Energy	47,814	3,397
Occidental Petroleum	26,726	2,547
Phillips 66	47,234	3,640
Schlumberger	55,647	5,426
Spectra Energy	845	31
Ultra Petroleum*	1,421	38
Williams	764	31

		30,811

Financials — 16.1%
ACE	12,838	1,272
American Express	48,923	4,405
American International Group	81,153	4,058
American Tower, Cl A‡	2,665	218
Ameriprise Financial	295	33
Arch Capital Group*	558	32
Ares Capital	1,378	24
Axis Capital Holdings	3,078	141
Bank of America	424,061	7,294
Bank of New York Mellon	1,615	57
BB&T	906	36
Berkshire Hathaway, Cl B*	38,787	4,847
BlackRock, Cl A	504	159

Description	Shares	Market Value ($ Thousands)
Blackstone Group LP	65,764	$2,187
Boston Properties‡	97	11
Capital One Financial	2,466	190
Charles Schwab	7,975	218
Chubb	1,345	120
Citigroup	186,034	8,855
Discover Financial Services	435	25
Equity Residential‡	2,092	121
Erie Indemnity, Cl A	25	2
Everest Re Group	226	35
Fidelity National Financial, Cl A	247	8
Forest City Enterprises, Cl A*	179	3
General Growth Properties‡	246	6
Goldman Sachs Group	673	110
Hartford Financial Services Group	50,395	1,777
Hatteras Financial‡	79,009	1,489
HCP‡	2,081	81
JPMorgan Chase	121,070	7,350
KKR LP	73,400	1,676
Leucadia National	4,980	140
Lincoln National	44,253	2,242
Loews	544	24
Marsh & McLennan	713	35
MetLife	109,508	5,782
Morgan Stanley	5,222	163
Northern Trust	204	13
PartnerRe	316	33
Plum Creek Timber‡	149	6
PNC Financial Services Group	684	60
ProLogis‡	596	24
Prudential Financial	632	53
Simon Property Group‡	1,047	172
SLM	686	17
State Street	46,054	3,203
SunTrust Banks	39,686	1,579
Two Harbors Investment‡	134,398	1,378
US Bancorp	2,716	117
Vornado Realty Trust‡	1,113	110
Wells Fargo	78,797	3,919
White Mountains Insurance Group	41	25

		65,935

Health Care — 6.6%
Abbott Laboratories	1,908	74
AbbVie	1,789	92
Alexion Pharmaceuticals*	15,643	2,380
Amgen	18,941	2,336
Baxter International	881	65
Biogen Idec*	6,763	2,069
Bristol-Myers Squibb	50,515	2,624
Celgene*	2,020	282
Cerner*	63,316	3,562
DENTSPLY International	183	8
Eli Lilly	1,831	108
Express Scripts Holding*	2,785	209
Gilead Sciences*	4,708	334
HCA Holdings*	3,556	187
Intuitive Surgical*	44	19
Johnson & Johnson	5,224	513
Medtronic	561	35

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

March 31, 2014

Description	Shares	Market Value ($ Thousands)
Merck	53,676	$3,047
Mettler-Toledo International*	42	10
Mylan*	480	24
Pfizer	117,685	3,780
Regeneron Pharmaceuticals*	7,328	2,200
Thermo Fisher Scientific	1,016	122
UnitedHealth Group	1,054	86
WellPoint	24,878	2,477

		26,643

Industrials — 8.8%
3M	1,695	230
ADT	195	6
American Airlines Group*	55,668	2,037
AMETEK	314	16
Armstrong World Industries*	462	25
Avis Budget Group*	2,511	122
Caterpillar	19,617	1,949
Cintas	551	33
CSX	1,434	42
Cummins	23,966	3,571
Danaher	2,292	172
Deere	1,846	168
Delta Air Lines	154,713	5,361
Dover	243	20
Fastenal	60,241	2,971
FedEx	224	30
Flowserve	30,138	2,361
General Electric	170,775	4,421
Hertz Global Holdings*	51,190	1,364
Honeywell International	2,483	230
IHS, Cl A*	64	8
Joy Global	33,480	1,942
Kansas City Southern	20,275	2,069
Masco	4,598	102
Nielsen Holdings	42,672	1,905
Norfolk Southern	429	42
PACCAR	497	34
Pall	34,329	3,071
Parker Hannifin	1,607	192
Precision Castparts	759	192
Republic Services, Cl A	692	23
Stanley Black & Decker	1,500	122
Towers Watson, Cl A	74	8
TransDigm Group*	918	170
Triumph Group	119	8
Union Pacific	731	137
United Continental Holdings*	579	26
United Parcel Service, Cl B	2,448	238
United Technologies	2,323	271
URS	102	5
Waste Management	3,917	165
Xylem	232	8

		35,867

Information Technology — 16.6%
Activision Blizzard	170,954	3,494
Adobe Systems*	49,723	3,269
Alliance Data Systems*	4,536	1,236
ANSYS*	120	9
Apple	6,321	3,393
Applied Materials	330,300	6,745
Automatic Data Processing	53,725	4,151
CA	799	25

Description	Shares	Market Value ($ Thousands)
Cisco Systems	231,987	$5,199
Citrix Systems*	245	14
Cognizant Technology Solutions, Cl A*	496	25
Corning	2,041	42
eBay*	63,875	3,529
Equinix*	16,380	3,028
F5 Networks*	1,214	129
Facebook, Cl A*	39,051	2,352
Freescale Semiconductor*	6,600	161
Gartner*	127	9
Genpact*	1,342	23
Google, Cl A*	4,560	5,082
Hewlett-Packard	2,215	71
Intel	11,456	296
International Business Machines	915	176
Intuit	314	24
Juniper Networks*	693	18
Knowles*	122	4
LinkedIn, Cl A*	10,522	1,946
Marvell Technology Group	1,401	22
Mastercard, Cl A	49,827	3,722
MICROS Systems*	105	6
Microsoft	68,250	2,798
NetApp	456	17
Oracle	9,616	393
Paychex	615	26
QUALCOMM	58,493	4,613
Red Hat*	213	11
Salesforce.com*	41,199	2,352
SanDisk	310	25
Solera Holdings	92	6
Symantec	982	20
Teradata*	2,906	143
Texas Instruments	55,214	2,603
Total System Services	458	14
Visa, Cl A	22,784	4,918
Western Digital	23,740	2,180

		68,319

Materials — 5.1%
Air Products & Chemicals	274	33
Ball	3,167	174
Crown Holdings*	2,386	107
Dow Chemical	123,354	5,994
Ecolab	33,092	3,574
Freeport-McMoRan Copper & Gold	4,726	156
International Paper	1,686	77
LyondellBasell Industries, Cl A	24,101	2,143
MeadWestvaco	694	26
Monsanto	37,407	4,256
Packaging Corp of America	50	3
PPG Industries	9,166	1,773
Reliance Steel & Aluminum	30,699	2,169
Sherwin-Williams	97	19
Sonoco Products	320	13
Southern Copper	699	21
Vulcan Materials	947	63

		20,601

Telecommunication Services — 1.1%
AT&T	3,464	122
CenturyLink	554	18
Crown Castle International	2,550	188

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Concluded)

March 31, 2014

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Verizon Communications	84,166	$4,004
Windstream Holdings	1,862	15

		4,347

Utilities — 0.2%
Dominion Resources	2,840	202
Duke Energy	2,553	182
Entergy	232	15
Exelon	3,536	119
FirstEnergy	225	8
NextEra Energy	541	52
Northeast Utilities	406	18
PG&E	1,643	71
Southern	3,498	154
Xcel Energy	243	7

		828

		336,244

Total Common Stock (Cost $319,430) ($ Thousands)		384,338

U.S. TREASURY OBLIGATION — 0.2%
U.S Treasury Bills 0.046%, 07/24/2014(A)(B)	726	726

Total U.S. Treasury Obligation (Cost $726) ($ Thousands)		726

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%†**	7,001,011	7,001

Total Cash Equivalent (Cost $7,001) ($ Thousands)		7,001

Total Investments — 95.9%
(Cost $327,157) ($ Thousands)††		$392,065

The open futures contracts held by the Fund at March 31, 2014, are as follow:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	202	Jun-2014	$85
S&P Mid 400 Index E-MINI	19	Jun-2014	7

			$92

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The futures contracts are considered to have equity risk associated with them.

Percentages are based on a Net Assets of $408,672 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security.

††	At March 31, 2014, the tax basis cost of the Fund’s investments was $327,157 ($ Thousands), and the unrealized appreciation and depreciation were $67,316 ($ Thousands) and $(2,408) ($ Thousands), respectively.

‡	Real Estate Investment Trust

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral for open futures contracts.

ADR	— American Depositary Receipt

Cl	— Class

LP	— Limited Partnership

S&P	— Standard & Poor’s

The following is a list of the inputs used as of March 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$384,338	$—	$—	$384,338
Cash Equivalent	7,001	—	—	7,001
U.S. Treasury Obligation	—	726	—	726

Total Investments in Securities	$391,339	$726	$—	$392,065

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^ Unrealized Appreciation	$92	$—	$—	$92

Total Other Financial Instruments	$92	$—	$—	$92

^Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2014, there were transfers between Level 2 and Level 1 assets and liabilities. The primary reason for changes in the classifications between Levels 2 and 1 occurs when the foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 42.8%

Agency Mortgage-Backed Obligations — 33.9%
FHLMC
6.500%, 12/01/2043	$170	$191
5.500%, 12/01/2036	204	224
5.500%, 08/01/2038	161	177
5.500%, 11/01/2038	140	154
5.500%, 12/01/2038	753	833
5.000%, 12/01/2020	392	419
5.000%, 05/01/2022	174	188
5.000%, 04/01/2024	165	178
5.000%, 05/01/2038	2,000	2,175
5.000%, 08/01/2038	49	53
5.000%, 03/01/2039	39	42
5.000%, 02/01/2040	620	675
4.500%, 05/01/2038	3,900	4,146
4.008%, 07/01/2040(A)	382	406
4.000%, 09/01/2040	158	164
4.000%, 04/01/2043	195	201
4.000%, 06/01/2043	98	102
4.000%, 06/01/2043	99	103
4.000%, 07/01/2043	96	100
4.000%, 07/01/2043	96	100
4.000%, 08/01/2043	98	101
3.500%, 04/01/2041	1,400	1,468
3.500%, 05/01/2041	1,400	1,402
3.500%, 11/01/2042	380	379
3.500%, 01/01/2043	194	193
3.500%, 02/01/2043	96	96
3.500%, 04/01/2043	97	97
3.500%, 05/01/2043	985	983
3.500%, 05/01/2043	383	386
3.500%, 06/01/2043	965	962
3.500%, 07/01/2043	986	984
3.000%, 05/15/2043	1,900	1,826
FHLMC CMO, Ser 2005-2990, Cl UZ
5.750%, 06/15/2035	879	945
FHLMC CMO, Ser 2007-3349, Cl AS, IO
6.345%, 07/15/2037(A)	1,259	206
FHLMC CMO, Ser 2009-3558, Cl G
4.000%, 08/15/2024	270	282
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.795%, 10/15/2041(A)	832	165
FHLMC CMO, Ser 2012-274, Cl F1
0.655%, 08/15/2042(A)	465	462
FHLMC CMO, Ser 2012-279, Cl F6
0.605%, 09/15/2042(A)	456	452
FHLMC CMO, Ser 2012-4013, Cl AI, IO
4.000%, 02/15/2039	600	117
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	488	56
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	1,105	144
FHLMC CMO, Ser 2012-4092 Cl AI, IO
3.000%, 09/15/2031	1,363	194

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.895%, 08/15/2042(A)	$89	$20
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.995%, 11/15/2042(A)	92	20
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.095%, 09/15/2042(A)	474	94
FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/2039	958	983
FHLMC CMO, Ser 2013-4231, Cl FB
0.605%, 07/15/2038(A)	585	586
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K021, Cl X1, IO
1.511%, 06/25/2022(A)	556	53
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K024, Cl X1, IO
0.902%, 09/25/2022(A)	278	16
FHLMC TBA
2.500%, 04/15/2027	1,000	1,000
FNMA
7.000%, 11/01/2037	3	3
7.000%, 11/01/2037	11	13
7.000%, 12/01/2037	9	10
7.000%, 02/01/2038	14	16
7.000%, 09/01/2038	4	4
7.000%, 11/01/2038	16	17
7.000%, 11/01/2038	7	8
7.000%, 11/01/2038	54	59
7.000%, 11/01/2038	10	11
6.500%, 08/01/2017	118	125
6.500%, 01/01/2038	278	304
6.500%, 05/01/2040	775	869
6.000%, 07/01/2037	144	160
6.000%, 09/01/2037	190	211
6.000%, 11/01/2038	279	310
5.500%, 09/01/2034	796	885
5.500%, 02/01/2035	473	526
5.478%, 06/01/2017	2,097	2,350
5.000%, 01/01/2021	334	357
5.000%, 11/01/2025	220	239
5.000%, 06/01/2035	241	263
5.000%, 02/01/2036	411	448
5.000%, 03/01/2040	297	324
5.000%, 06/01/2040	693	757
5.000%, 06/01/2040	533	582
5.000%, 06/01/2040	64	70
4.602%, 04/01/2020	1,352	1,483
4.530%, 12/01/2019	985	1,081
4.501%, 01/01/2020	749	822
4.377%, 11/01/2019	514	561
4.000%, 06/01/2025	437	462
4.000%, 09/01/2041	694	721
4.000%, 04/01/2042	5,116	5,323
4.000%, 07/01/2042	919	948
4.000%, 05/01/2043	191	199

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.000%, 06/01/2043	$96	$100
4.000%, 06/01/2043	98	103
4.000%, 06/01/2043	187	194
4.000%, 06/01/2043	96	101
4.000%, 06/01/2043	94	99
4.000%, 07/01/2043	192	201
4.000%, 07/01/2043	196	204
4.000%, 07/01/2043	94	98
4.000%, 08/01/2043	99	102
3.700%, 12/01/2020	341	361
3.694%, 01/01/2021	1,605	1,700
3.500%, 12/01/2032	1,209	1,239
3.500%, 05/01/2033	485	497
3.500%, 08/01/2033	96	99
3.500%, 10/01/2033	97	100
3.500%, 11/01/2033	98	101
3.500%, 12/01/2033	99	102
3.500%, 10/01/2042	94	94
3.500%, 12/01/2042	190	190
3.500%, 12/01/2042	186	186
3.500%, 12/01/2042	94	94
3.500%, 03/01/2043	1,153	1,153
3.500%, 04/01/2043	675	676
3.500%, 06/01/2043	976	972
3.450%, 11/01/2023	700	717
3.030%, 12/01/2021	722	734
2.740%, 06/01/2023	600	585
2.500%, 10/01/2042	1,025	948
2.480%, 06/01/2019	996	1,010
2.436%, 03/01/2036(A)	97	102
2.400%, 12/01/2022	250	240
2.392%, 12/01/2035(A)	110	117
2.260%, 12/01/2022	1,000	951
1.940%, 07/01/2019	400	402
1.857%, 05/01/2043(A)	2,206	2,222
0.647%, 11/01/2023(A)	600	605
0.627%, 12/01/2023	500	499
0.607%, 01/01/2024(A)	1,000	1,000
0.517%, 01/01/2023(A)	488	488
0.507%, 01/01/2023(A)	488	487
0.497%, 01/01/2023(A)	400	400
0.497%, 01/01/2023(A)	500	499
FNMA CMO, Ser 1992-1, Cl F
0.954%, 01/25/2022(A)	206	208
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	910	1,021
FNMA CMO, Ser 2004-90, Cl LH
5.000%, 04/25/2034	1,041	1,092
FNMA CMO, Ser 2005-22, Cl DA
5.500%, 12/25/2034	744	806
FNMA CMO, Ser 2009-86, Cl CA
4.500%, 09/25/2024	27	27
FNMA CMO, Ser 2010-100, Cl CS, IO
6.496%, 09/25/2040(A)	1,311	222
FNMA CMO, Ser 2011-44, Cl EB
3.000%, 05/25/2026	500	492
FNMA CMO, Ser 2012-108, Cl F
0.654%, 10/25/2042(A)	459	458
FNMA CMO, Ser 2012-111, Cl JS, IO
5.946%, 07/25/2040(A)	637	122

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2012-128, Cl SL, IO
5.996%, 11/25/2042(A)	$94	$21
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.996%, 11/25/2042(A)	92	21
FNMA CMO, Ser 2012-134, Cl SK, IO
5.996%, 12/25/2042(A)	92	19
FNMA CMO, Ser 2012-74, Cl AI, IO
3.000%, 07/25/2027	1,751	212
FNMA CMO, Ser 2012-93, Cl SG, IO
5.946%, 09/25/2042(A)	358	76
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	1,361	167
FNMA CMO, Ser 2012-M11, Cl FA
0.613%, 08/25/2019(A)	266	267
FNMA CMO, Ser 2013-M7, Cl A2
2.280%, 12/27/2022	219	204
GNMA
5.500%, 02/20/2037	238	264
5.500%, 07/20/2038	131	145
5.500%, 01/15/2039	290	321
5.000%, 12/20/2038	101	106
5.000%, 03/15/2039	312	341
5.000%, 03/20/2039	192	205
5.000%, 07/20/2040	2,602	2,851
4.863%, 06/20/2061	1,569	1,713
4.826%, 06/20/2061	1,366	1,517
4.697%, 09/20/2061	1,356	1,482
4.650%, 12/20/2060	1,371	1,486
4.626%, 07/20/2061	1,476	1,609
4.500%, 07/20/2038	249	269
4.500%, 05/20/2040	1,489	1,607
4.500%, 01/20/2041	827	894
4.500%, 07/20/2041	321	346
4.295%, 07/20/2061	1,314	1,427
2.500%, 02/20/2027	2,320	2,354
GNMA CMO, Ser 2004-108, Cl AB
4.397%, 12/16/2032(A)	5	5
GNMA CMO, Ser 2009-108, Cl WG
4.000%, 09/20/2038	668	703
GNMA CMO, Ser 2009-31, Cl MA
4.500%, 08/20/2033	74	77
GNMA CMO, Ser 2009-86, Cl A
3.536%, 09/16/2035	235	238
GNMA CMO, Ser 2010-71, Cl AD
3.489%, 03/16/2039	223	225
GNMA CMO, Ser 2011-147, Cl A
2.174%, 07/16/2038	1,361	1,372
GNMA CMO, Ser 2012-22, Cl AB
1.661%, 03/16/2033	1,194	1,195
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	255	37
GNMA CMO, Ser 2012-77, Cl KI, IO
7.500%, 04/20/2031	222	42
GNMA CMO, Ser 2012-H18, Cl NA
0.679%, 08/20/2062(A)	355	354

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2013-H21, Cl FB
0.859%, 09/20/2063(A)	$745	$749
GNMA TBA
4.500%, 04/01/2039	2,500	2,695
4.000%, 04/01/2040	1,500	1,575
3.500%, 04/01/2041	1,100	1,122
3.500%, 04/15/2041	1,200	1,225
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	350	363
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	341	350

		103,295

Non-Agency Mortgage-Backed Obligations — 8.9%
A10 Term Asset Financing, Ser 2013-2, Cl A
2.620%, 11/15/2027(B)	250	249
American Home Mortgage Investment Trust, Ser 2004-4, Cl 1A1
0.494%, 02/25/2045(A)	352	332
American Home Mortgage Investment Trust, Ser 2005-1, Cl 7A1
2.330%, 06/25/2045(A)	318	322
Banc of America Commercial Mortgage Trust Ser 2006-2, Cl AJ
5.766%, 05/10/2045	190	202
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	240	257
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039(B)(D)	161	160
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-3, Cl A5
5.380%, 06/10/2039(A)	115	115
Banc of America Mortgage Trust, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	71	73
Banc of America Mortgage Trust, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	130	136
BCAP Trust, Ser 2012-RR10, Cl 3A1
0.346%, 05/26/2036(A)(B)	335	316
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.794%, 07/25/2034(A)	120	114
Bear Stearns ALT-A Trust, Ser 2004-7, Cl 2A1
3.047%, 08/25/2034(A)	269	272
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	328	343
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW16, Cl A4
5.716%, 06/11/2040(A)	550	615

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW18, Cl AM
6.084%, 06/11/2050(A)	$110	$125
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW18, Cl AMA
6.087%, 06/11/2050(A)	330	369
CAM Mortgage Trust, Ser 2014-1, Cl A
3.352%, 12/15/2053(B)	86	86
CD Mortgage Trust, Ser 2007-CD5, Cl AMA
6.116%, 11/15/2044(A)	150	168
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051(B)(D)	100	98
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047(A)	70	77
Commercial Mortgage Pass-Through Certificates, Ser 2005-C6, Cl A5A
5.116%, 06/10/2044(A)	359	374
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	10	10
Commercial Mortgage Pass-Through Certificates, Ser 2012-MVP, Cl A
2.094%, 11/17/2026(A)(B)	93	94
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031(B)	100	98
Commercial Mortgage Pass-Through Certificates, Ser LC15, Cl XA, IO
1.601%, 04/10/2047(A)	2,040	182
Commercial Mortgage Trust, Ser 2013-CR11, Cl AM
4.715%, 10/10/2046(A)	111	118
Commercial Mortgage Trust, Ser CR12, Cl A4
4.046%, 10/10/2046	50	52
Commercial Mortgage Trust, Ser CR12, Cl AM
4.300%, 10/10/2046	50	51
Commercial Mortgage Trust, Ser CR12, Cl B
4.762%, 10/10/2046(A)	20	21
Commercial Mortgage Trust, Ser CR12, Cl C
5.086%, 10/10/2046(A)	10	10
Commercial Mortgage Trust, Ser TWC, Cl A
1.005%, 02/13/2032(A)(B)	100	100
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	491	526

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CSMC, Ser 2010-11R, Cl A6
1.155%, 06/28/2047(A)(B)(D)	$382	$366
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045(A)(B)	170	170
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049(A)(B)	167	168
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2006-PR1, Cl 3AF1
0.435%, 04/15/2036(A)(B)	744	695
Educational Funding of the South, Ser 2011-1, Cl A2
0.889%, 04/25/2035(A)	1,160	1,161
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031(B)	110	109
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018(B)	82	83
GMAC Commercial Mortgage Securities Trust, Ser 2004-C2, Cl A4
5.301%, 08/10/2038(A)	178	180
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, Cl AM
5.290%, 11/10/2045(A)	300	317
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A4
4.271%, 11/10/2046	150	158
GS Mortgage Securities Trust, Ser 2013-GC16, Cl AS
4.649%, 11/10/2046	110	117
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(A)	90	96
Homestar Mortgage Acceptance, Ser 2004-6, Cl M2
0.824%, 01/25/2035(A)	689	614
Homestar Mortgage Acceptance, Ser 2004-6, Cl M3
1.254%, 01/25/2035(A)	1,270	1,106
Impac CMB Trust, Ser 2004-6, Cl 1A2
0.934%, 10/25/2034(A)	121	111
Impac CMB Trust, Ser 2007-A, Cl M1
0.554%, 05/25/2037(A)	848	767
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.404%, 04/25/2037(A)	220	206
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/2045	120	126
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045	210	222
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.082%, 11/15/2045(A)	50	52

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMBB Commercial Mortgage Securities Trust, Ser C17, Cl B
4.888%, 01/15/2047(A)	$30	$32
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	10	11
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-INN
2.305%, 10/15/2030	170	170
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-INN, Cl A
1.555%, 10/15/2030(A)(B)	180	180
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-INN, Cl C
2.705%, 10/15/2030(A)(B)	140	140
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A2
2.753%, 02/25/2035(A)	142	145
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.868%, 07/15/2044(A)	340	380
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl A4
5.372%, 09/15/2039	103	113
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.150%, 09/15/2045(A)	280	319
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	127	130
MASTR Asset Securitization Trust, Ser 2003-11, Cl 8A1
5.500%, 12/25/2033	313	333
MASTR Asset Securitization Trust, Ser 2003-7, Cl 1A1
5.500%, 09/25/2033	107	112
MASTR Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/2032	152	172
ML-CFC Commercial Mortgage Trust, Ser 2007-8, Cl A3
5.895%, 08/12/2049(A)	200	223
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl AS
3.476%, 11/15/2045	40	39
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.083%, 07/15/2046(A)	120	125
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	40	38

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	$61	$58
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049(A)	35	39
Morgan Stanley Reremic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051(B)	96	96
Morgan Stanley Reremic Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049(B)	233	234
MortgageIT Trust, Ser 2005-3, Cl A1
0.454%, 08/25/2035(A)	673	630
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.669%, 03/25/2047	155	159
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	132	134
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043(B)	498	496
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.357%, 08/25/2029(A)(B)	99	99
NorthStar Mortgage Trust, Ser 2013-1A, Cl A
2.004%, 08/25/2029(A)(B)	250	250
Ores, Ser 2013-LV2, Cl A
3.081%, 09/25/2025(B)	126	126
RALI Trust, Ser 2003-QS13, Cl A5
0.804%, 07/25/2033(A)	103	98
RALI Trust, Ser 2004-QS5, Cl A1
4.600%, 04/25/2034	164	169
Residential Asset Securitization Trust, Ser 2003-A7, Cl A12
5.500%, 07/25/2033	246	255
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 4A
2.495%, 12/25/2034(A)	127	127
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.457%, 12/20/2034(A)	382	381
Sequoia Mortgage Trust, Ser 2004-5, Cl A2
0.677%, 06/20/2034(A)	188	182
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021(B)	400	402
Springleaf Funding Trust, Ser 2013-BA, Cl A
3.920%, 01/16/2023(B)	150	153
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022(B)	467	466

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057(A)(B)	$304	$308
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M2
4.610%, 10/25/2057(A)(B)	200	207
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059(A)(B)	113	113
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058(A)(B)	274	273
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl M1
2.310%, 06/25/2058(A)(B)	103	100
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl M1
3.520%, 12/25/2065(A)(B)	249	250
Springleaf Mortgage Loan Trust, Ser 2013-3A, Cl A
1.870%, 09/25/2057(A)(B)	396	396
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A2
2.373%, 03/25/2034(A)	446	453
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.794%, 09/25/2043(A)	227	215
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.248%, 04/25/2045(A)	321	318
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030(B)	116	114
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	73
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045(B)	120	116
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.787%, 05/10/2063(A)(B)	488	42
US Residential Opportunity Fund Trust, Ser 2014-1A
3.466%, 03/25/2034(B)	113	113
Vendee Mortgage Trust, Ser 2003-2, Cl Z
5.000%, 05/15/2033	754	840
Vericrest Opportunity Loan Transferee, Ser 2013-NPL3, Cl A1
4.250%, 04/25/2053(B)	215	215
Vericrest Opportunity Loan Transferee, Ser 2013-NPL4, Cl A1
3.960%, 11/25/2053(B)	94	94
Vericrest Opportunity Loan Transferee, Ser 2013-NPL5
3.625%, 04/25/2055	211	212

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Vericrest Opportunity Loan Transferee, Ser 2013-NPL6, Cl A1
3.625%, 03/25/2054(B)	$297	$299
Vericrest Opportunity Loan Transferee, Ser 2013-NPL7
3.625%, 11/25/2053	243	245
Vericrest Opportunity Loan Transferee, Ser 2013-RLF1, Cl A1
4.213%, 04/25/2052(B)	118	119
Vericrest Opportunity Loan Transferee, Ser 2014-NPL1
3.625%, 10/27/2053	184	184
Vericrest Opportunity Loan Transferee, Ser 2014-NPL2, Cl A1
3.625%, 11/25/2053(B)	183	184
Vericrest Opportunity Loan Transferee, Ser 2014-NPL3, Cl A1
3.250%, 11/25/2053(B)	567	567
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C12, Cl A4
5.398%, 07/15/2041(A)	87	87
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	70	76
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR8, Cl 2A1A
0.444%, 07/25/2045(A)	365	338
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.588%, 06/15/2045(A)(B)	1,316	122
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	155

		26,933

Total Mortgage-Backed Securities (Cost $129,007) ($ Thousands)		130,228

CORPORATE OBLIGATIONS — 21.3%

Consumer Discretionary — 1.6%
21st Century Fox America
9.500%, 07/15/2024	80	107
5.300%, 12/15/2014	510	527
American Honda Finance
2.125%, 10/10/2018	50	50
1.000%, 08/11/2015(B)	490	493
CBS
7.875%, 09/01/2023	80	101
Daimler Finance North America
2.250%, 07/31/2019(B)	200	197
Ford Motor Credit
8.125%, 01/15/2020	340	429
5.875%, 08/02/2021	230	264
3.000%, 06/12/2017	200	208
Historic TW
6.625%, 05/15/2029	50	60
Hyundai Capital America
1.625%, 10/02/2015(B)	180	182
Macy’s Retail Holdings
5.750%, 07/15/2014	510	517

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.875%, 02/15/2023	$33	$31
NBC Universal Media
2.875%, 01/15/2023	100	97
Nissan Motor Acceptance
1.800%, 03/15/2018(B)	102	101
TCI Communications
8.750%, 08/01/2015	536	594
7.875%, 02/15/2026	240	318
Time Warner
4.750%, 03/29/2021	50	55
Time Warner Cable
5.000%, 02/01/2020	350	382
Viacom
4.250%, 09/01/2023	90	92
Walt Disney
0.450%, 12/01/2015	13	13

		4,818

Consumer Staples — 1.4%
Bunge Finance
8.500%, 06/15/2019	60	74
ConAgra Foods
2.100%, 03/15/2018	14	14
1.300%, 01/25/2016	10	10
CVS Caremark
4.125%, 05/15/2021	300	319
Kimberly-Clark
6.125%, 08/01/2017	140	161
Kraft Foods Group
5.375%, 02/10/2020	86	98
3.500%, 06/06/2022	290	292
Kroger
8.000%, 09/15/2029	40	52
3.900%, 10/01/2015	660	691
2.300%, 01/15/2019	260	257
Mondelez International
5.375%, 02/10/2020	184	208
4.000%, 02/01/2024	320	325
PepsiCo
3.000%, 08/25/2021	290	292
2.750%, 03/05/2022	80	78
2.500%, 05/10/2016	280	290
1.250%, 08/13/2017	52	52
0.700%, 08/13/2015	250	250
Wal-Mart Stores
4.250%, 04/15/2021	210	229
WM Wrigley Jr
2.900%, 10/21/2019(B)	360	363
2.400%, 10/21/2018(B)	140	141

		4,196

Energy — 1.5%
Anadarko Holding
7.150%, 05/15/2028	80	96
Anadarko Petroleum
6.375%, 09/15/2017	410	469
5.950%, 09/15/2016	40	44
Apache
3.625%, 02/01/2021	60	63
3.250%, 04/15/2022	333	336
Baker Hughes
3.200%, 08/15/2021	90	91
Cameron International
4.000%, 12/15/2023	10	10

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.600%, 04/30/2015	$22	$22
Canadian Natural Resources
3.450%, 11/15/2021	60	61
Chevron
3.191%, 06/24/2023	33	33
2.427%, 06/24/2020	55	55
ConocoPhillips
6.000%, 01/15/2020	230	272
Devon Energy
6.300%, 01/15/2019	320	375
3.250%, 05/15/2022	38	37
1.875%, 05/15/2017	80	81
Enterprise Products Operating
3.900%, 02/15/2024	42	42
EOG Resources
2.625%, 03/15/2023	26	25
Halliburton
3.500%, 08/01/2023	107	107
Hess
8.125%, 02/15/2019	200	250
7.875%, 10/01/2029	70	92
Magellan Midstream Partners
4.250%, 02/01/2021	70	75
Marathon Oil
6.000%, 10/01/2017	56	64
0.900%, 11/01/2015	66	66
Nabors Industries
4.625%, 09/15/2021	60	62
National Oilwell Varco
1.350%, 12/01/2017	18	18
NextEra Energy Capital Holdings
1.200%, 06/01/2015	29	29
Noble Energy
4.150%, 12/15/2021	290	306
Occidental Petroleum
3.125%, 02/15/2022	140	139
2.700%, 02/15/2023	147	139
Petrodrill Five
4.390%, 04/15/2016(D)	281	290
Petrodrill Four
4.240%, 01/15/2016(D)	324	332
Spectra Energy Capital
5.650%, 03/01/2020	133	147
Spectra Energy Partners
2.950%, 09/25/2018	23	23
Texas Eastern Transmission
2.800%, 10/15/2022(B)	92	85
Tosco
7.800%, 01/01/2027	50	69
TransCanada PipeLines
2.500%, 08/01/2022	90	84
Transocean
6.375%, 12/15/2021	60	68

		4,557

Financials — 9.6%
Allstate
3.150%, 06/15/2023	28	28
American Express
2.650%, 12/02/2022	425	404
American International Group
4.125%, 02/15/2024	59	60

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Tower‡
3.500%, 01/31/2023	$50	$47
American Tower Trust I‡
1.551%, 03/15/2018(B)	50	49
Arden Realty LP‡
5.250%, 03/01/2015	664	685
Bank of America
7.625%, 06/01/2019	75	92
5.625%, 07/01/2020	250	285
5.420%, 03/15/2017	200	220
5.000%, 05/13/2021	360	397
5.000%, 01/21/2044	370	378
4.125%, 01/22/2024	370	374
4.100%, 07/24/2023	280	284
4.000%, 04/01/2024	460	459
2.600%, 01/15/2019	240	241
Bank of Montreal
2.550%, 11/06/2022	145	137
1.400%, 09/11/2017	86	86
Bank of New York Mellon
4.600%, 01/15/2020	136	149
Bank of Nova Scotia
1.375%, 12/18/2017	200	198
Barrick North America Finance
4.400%, 05/30/2021	90	91
BB&T
6.850%, 04/30/2019	240	290
2.250%, 02/01/2019	60	60
1.600%, 08/15/2017	56	56
Bear Stearns
7.250%, 02/01/2018	140	167
Berkshire Hathaway Finance
3.000%, 05/15/2022	154	153
BlackRock
3.375%, 06/01/2022	58	59
Blackstone Holdings Finance
4.750%, 02/15/2023(B)	66	70
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	35	35
Capital One Bank USA
3.375%, 02/15/2023	300	292
Caterpillar Financial Services
2.850%, 06/01/2022	53	51
1.250%, 11/06/2017	43	43
Citigroup
6.125%, 11/21/2017	815	933
6.010%, 01/15/2015	108	113
5.500%, 09/13/2025	196	209
5.375%, 08/09/2020	373	420
4.050%, 07/30/2022	100	100
3.500%, 05/15/2023	120	113
2.250%, 08/07/2015	400	407
CME Group
3.000%, 09/15/2022	80	79
CNA Financial
5.875%, 08/15/2020	332	381
Commonwealth Bank of Australia NY
1.250%, 09/18/2015	320	323
Duke Realty‡
3.875%, 02/15/2021	34	34

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ERAC USA Finance
4.500%, 08/16/2021(B)	$80	$85
1.400%, 04/15/2016(B)	22	22
ERP Operating LP‡
5.375%, 08/01/2016	104	114
4.625%, 12/15/2021	104	112
Fifth Third Bancorp
2.300%, 03/01/2019	20	20
General Electric Capital
6.000%, 08/07/2019	1,629	1,912
2.100%, 12/11/2019	40	40
1.625%, 07/02/2015	184	187
1.000%, 12/11/2015	25	25
Goldman Sachs Group
6.150%, 04/01/2018	320	366
6.000%, 06/15/2020	480	551
5.950%, 01/18/2018	660	748
5.375%, 03/15/2020	320	357
5.350%, 01/15/2016	427	459
4.000%, 03/03/2024	480	476
HCP‡
4.250%, 11/15/2023	23	24
2.625%, 02/01/2020	145	142
Health Care‡
4.500%, 01/15/2024	77	79
HSBC Finance
6.676%, 01/15/2021	180	210
5.000%, 06/30/2015	264	277
1.625%, 01/16/2018	250	248
IntercontinentalExchange Group
4.000%, 10/15/2023	53	55
2.500%, 10/15/2018	66	67
International Lease Finance
6.750%, 09/01/2016(B)	110	122
Invesco Finance
4.000%, 01/30/2024	29	30
Jefferies Group
8.500%, 07/15/2019	136	167
John Deere Capital
2.250%, 04/17/2019	60	60
1.700%, 01/15/2020	49	47
1.200%, 10/10/2017	22	22
0.950%, 06/29/2015	46	46
JPMorgan Chase
3.375%, 05/01/2023	160	151
3.150%, 07/05/2016	100	105
1.100%, 10/15/2015	360	361
KeyCorp
5.100%, 03/24/2021	72	80
Lincoln National
8.750%, 07/01/2019	35	45
Lloyds Bank
2.300%, 11/27/2018	260	260
MassMutual Global Funding II
2.500%, 10/17/2022(B)	106	99
Merrill Lynch
6.875%, 04/25/2018	390	460
MetLife
6.750%, 06/01/2016	290	325
Metropolitan Life Global Funding I
1.700%, 06/29/2015(B)	213	216
1.500%, 01/10/2018(B)	100	97

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley
6.000%, 05/13/2014	$660	$664
5.625%, 09/23/2019	200	228
5.500%, 01/26/2020	100	113
5.500%, 07/28/2021	280	316
Nationsbank
10.200%, 07/15/2015	264	292
New York Life Global Funding
0.750%, 07/24/2015(B)	160	160
Nordea Bank
1.625%, 05/15/2018(B)	220	216
Novartis Capital
3.400%, 05/06/2024	40	40
Petrobras Global Finance BV
6.250%, 03/17/2024	218	225
3.250%, 03/17/2017	100	100
3.113%, 03/17/2020(A)	110	110
Petroleos Mexicanos
4.875%, 01/18/2024(B)	294	304
3.125%, 01/23/2019(B)	12	12
PNC Bank
6.875%, 04/01/2018	250	292
2.700%, 11/01/2022	260	244
Principal Life Global Funding II
2.250%, 10/15/2018(B)	127	126
1.000%, 12/11/2015(B)	37	37
0.867%, 07/09/2014(A)(B)	48	48
ProLogis‡
6.875%, 03/15/2020	25	30
Prudential Financial
5.100%, 09/20/2014	490	501
Prudential Holdings
8.695%, 12/18/2023(B)	540	680
Prudential Insurance of America
8.300%, 07/01/2025(B)	150	200
Royal Bank of Canada
2.000%, 10/01/2018	159	159
1.200%, 09/19/2017	129	128
Royal Bank of Scotland Group
3.834%, 01/13/2032(A)(B)	330	336
2.550%, 09/18/2015	180	184
Simon Property Group‡
5.650%, 02/01/2020	80	93
Skandinaviska Enskilda Banken
1.375%, 05/29/2018(B)	800	784
SLM
3.875%, 09/10/2015	110	113
Standard Chartered Bank
6.400%, 09/26/2017(B)	150	170
State Street
3.700%, 11/20/2023	100	101
3.100%, 05/15/2023	36	34
SunTrust Banks
3.500%, 01/20/2017	70	74
Toronto-Dominion Bank
1.400%, 04/30/2018	77	76
Toyota Motor Credit
1.250%, 10/05/2017	374	371
UBS
5.875%, 12/20/2017	100	115
US Bancorp
4.200%, 05/15/2014	290	291

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.950%, 07/15/2022	$120	$115
1.950%, 11/15/2018	350	349
Wachovia
5.750%, 02/01/2018	320	366
Wachovia Bank
6.000%, 11/15/2017	500	576
WEA Finance
3.375%, 10/03/2022(B)	79	79
Wells Fargo
5.625%, 12/11/2017	585	667
4.600%, 04/01/2021	480	528
3.450%, 02/13/2023	120	117
2.150%, 01/15/2019	54	54
1.500%, 01/16/2018	140	139

		29,278

Health Care — 1.8%
AbbVie
2.900%, 11/06/2022	180	173
1.750%, 11/06/2017	399	400
Agilent Technologies
5.000%, 07/15/2020	320	350
Baxter International
5.900%, 09/01/2016	300	335
Celgene
1.900%, 08/15/2017	50	51
Express Scripts Holding
3.500%, 11/15/2016	480	508
Gilead Sciences
2.050%, 04/01/2019	410	406
Humana
7.200%, 06/15/2018	50	59
3.150%, 12/01/2022	240	228
Johnson & Johnson
1.200%, 05/15/2014	510	511
Medtronic
3.125%, 03/15/2022	190	190
Novartis Capital
2.400%, 09/21/2022	50	47
Perrigo
4.000%, 11/15/2023(B)	220	220
Pfizer
3.000%, 06/15/2023	70	68
Quest Diagnostics
4.750%, 01/30/2020	40	43
Thermo Fisher Scientific
4.150%, 02/01/2024	66	68
2.400%, 02/01/2019	150	149
1.300%, 02/01/2017	44	44
UnitedHealth Group
4.700%, 02/15/2021	68	75
2.750%, 02/15/2023	17	16
1.875%, 11/15/2016	320	327
1.625%, 03/15/2019	200	195
WellPoint
3.300%, 01/15/2023	36	35
3.125%, 05/15/2022	400	383
2.300%, 07/15/2018	47	47
1.250%, 09/10/2015	50	50
Wyeth
5.450%, 04/01/2017	230	258
Zoetis
3.250%, 02/01/2023	50	48
1.875%, 02/01/2018	85	85

		5,369

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 1.7%
3M
1.000%, 06/26/2017	$60	$60
ADT
4.125%, 06/15/2023	100	90
3.500%, 07/15/2022	30	26
American Airlines Pass-Through Trust, Ser 2011-1
5.250%, 01/31/2021	107	116
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140% 01/15/2021	650	708
Canal Barge
4.500%, 11/12/2034(D)	941	1,049
Caterpillar
1.500%, 06/26/2017	46	46
Continental Airlines Pass-Through Trusts, Ser 1999-1,
6.545%, 02/02/2019	33	37
Continental Airlines Pass-Through Trusts, Ser 2012-2
4.000%, 10/29/2024	53	54
CSX
3.700%, 10/30/2020	56	58
CSX Transportation
6.251%, 01/15/2023	738	854
Deere
2.600%, 06/08/2022	48	46
Delta Air Lines Pass-Through Trust Ser 2012-1
4.750%, 05/07/2020	43	46
Eaton
2.750%, 11/02/2022	410	389
1.500%, 11/02/2017	133	132
General Electric
2.700%, 10/09/2022	42	41
0.850%, 10/09/2015	100	100
Illinois Tool Works
1.950%, 03/01/2019	19	19
Ingersoll-Rand Global Holding
2.875%, 01/15/2019(B)	31	31
Koninklijke Philips
3.750%, 03/15/2022	80	82
Matson Navigation
5.337%, 09/04/2028(D)	677	747
Norfolk Southern
3.850%, 01/15/2024	58	59
Penske Truck Leasing LP
4.875%, 07/11/2022(B)	72	76
Republic Services
3.550%, 06/01/2022	40	40
Ryder System
3.500%, 06/01/2017	70	74
Union Pacific
5.404%, 07/02/2025	231	252
United Parcel Service
2.450%, 10/01/2022	23	22
United Technologies
3.100%, 06/01/2022	42	42

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Waste Management
7.375%, 03/11/2019	$40	$48

		5,344

Information Technology — 0.5%
Apple
2.400%, 05/03/2023	134	124
0.488%, 05/03/2018(A)	79	79
Arrow Electronics
3.000%, 03/01/2018	21	21
eBay
2.600%, 07/15/2022	19	18
1.350%, 07/15/2017	44	44
EMC
2.650%, 06/01/2020	115	114
Hewlett-Packard
4.650%, 12/09/2021	46	49
3.750%, 12/01/2020	160	163
International Business Machines
1.625%, 05/15/2020	222	210
MasterCard
3.375%, 04/01/2024	190	190
Microsoft
3.625%, 12/15/2023	58	59
0.875%, 11/15/2017	15	15
Oracle
2.500%, 10/15/2022	121	114
2.375%, 01/15/2019	61	62
1.200%, 10/15/2017	190	188
Texas Instruments
1.650%, 08/03/2019	26	25
0.450%, 08/03/2015	34	34

		1,509

Materials — 0.6%
Barrick Gold
4.100%, 05/01/2023	210	199
Dow Chemical
8.850%, 09/15/2021	80	104
3.000%, 11/15/2022	71	68
Ecolab
4.350%, 12/08/2021	80	86
1.450%, 12/08/2017	56	55
1.000%, 08/09/2015	38	38
Freeport-McMoRan Copper & Gold
3.550%, 03/01/2022	250	239
3.100%, 03/15/2020	60	58
2.375%, 03/15/2018	30	30
2.150%, 03/01/2017	65	66
Mosaic
4.250%, 11/15/2023	71	73
3.750%, 11/15/2021	70	70
Nucor
4.000%, 08/01/2023	27	27
Plains Exploration & Production
6.875%, 02/15/2023	10	11
6.500%, 11/15/2020	40	44
PPG Industries
7.400%, 08/15/2019	80	95
Rio Tinto Finance USA
4.125%, 05/20/2021	550	580
1.625%, 08/21/2017	33	33

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Southern Copper
3.500%, 11/08/2022	$130	$123

		1,999

Telecommunication Services — 1.0%
AT&T
4.450%, 05/15/2021	40	43
3.875%, 08/15/2021	70	73
1.400%, 12/01/2017	205	203
British Telecommunications
2.350%, 02/14/2019	270	269
Cisco Systems
2.900%, 03/04/2021	16	16
COX Communications
3.250%, 12/15/2022(B)	60	56
DIRECTV Holdings
5.000%, 03/01/2021	80	86
Discovery Communications
3.300%, 05/15/2022	96	94
GTE
6.940%, 04/15/2028	120	144
Qwest
6.875%, 09/15/2033	90	89
Rogers Communications
4.100%, 10/01/2023	117	120
Thomson Reuters
1.300%, 02/23/2017	61	61
Verizon Communications
6.350%, 04/01/2019	110	130
5.150%, 09/15/2023	660	722
4.500%, 09/15/2020	165	179
4.150%, 03/15/2024	90	91
3.650%, 09/14/2018	250	266
3.450%, 03/15/2021	165	167
2.500%, 09/15/2016	43	45
2.450%, 11/01/2022	130	119

		2,973

Utilities — 1.6%
AGL Capital
5.250%, 08/15/2019	100	113
3.500%, 09/15/2021	70	71
American Electric Power
1.650%, 12/15/2017	10	10
American Water Capital
3.850%, 03/01/2024	60	61
Atmos Energy
8.500%, 03/15/2019	80	102
Baltimore Gas & Electric
2.800%, 08/15/2022	38	36
CenterPoint Energy Houston Electric
2.250%, 08/01/2022	70	65
CMS Energy
8.750%, 06/15/2019	40	51
Consumers Energy
5.650%, 04/15/2020	60	70
Detroit Edison
2.650%, 06/15/2022	21	20
DTE Energy
3.850%, 12/01/2023	21	21
Duke Energy
3.550%, 09/15/2021	170	174

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Duke Energy Indiana
3.750%, 07/15/2020	$88	$93
Duke Energy Progress
2.800%, 05/15/2022	58	57
Entergy Louisiana
6.500%, 09/01/2018	100	118
Exelon
4.900%, 06/15/2015	400	418
FirstEnergy
4.250%, 03/15/2023	290	281
2.750%, 03/15/2018	340	339
Hydro-Quebec
8.400%, 01/15/2022	80	105
Kansas City Power & Light
6.375%, 03/01/2018	64	74
MidAmerican Energy Holdings
3.750%, 11/15/2023(B)	117	116
1.100%, 05/15/2017(B)	120	119
Nevada Power
6.500%, 08/01/2018	92	109
New Valley Generation I
7.299%, 03/15/2019	804	920
NextEra Energy Capital Holdings
3.625%, 06/15/2023	90	87
1.339%, 09/01/2015	13	13
Nisource Finance
3.850%, 02/15/2023	100	99
Pacific Gas & Electric
2.450%, 08/15/2022	26	24
Peco Energy
1.200%, 10/15/2016	50	50
PG&E
5.750%, 04/01/2014	290	290
PPL Capital Funding
4.200%, 06/15/2022	40	41
PSEG Power
5.125%, 04/15/2020	110	120
2.450%, 11/15/2018	44	44
Public Service of New Hampshire
3.500%, 11/01/2023	12	12
Public Service of Oklahoma
5.150%, 12/01/2019	150	167
San Diego Gas & Electric
6.000%, 06/01/2026	56	68
Sempra Energy
6.150%, 06/15/2018	120	139
Virginia Electric and Power
3.450%, 02/15/2024	32	32
Wisconsin Electric Power
1.700%, 06/15/2018	100	99
Xcel Energy
0.750%, 05/09/2016	35	35

		4,863

Total Corporate Obligations (Cost $63,563) ($ Thousands)		64,906

ASSET-BACKED SECURITIES — 8.3%

Automotive — 2.2%
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	150	150

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	$402	$402
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017(B)	119	120
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl A
1.890%, 07/15/2016(B)	24	24
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016(B)	29	29
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018(B)	130	131
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/2015	7	7
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	318	318
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	43	43
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	80	80
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.455%, 01/15/2021(A)(B)	273	273
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019(B)	400	402
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.555%, 09/15/2017(A)(B)	680	682
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017(B)	46	46
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	106	106
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	250	251
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1B
0.587%, 11/20/2015(A)	200	200
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	350	351

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CarFinance Capital Auto Trust, Ser 2013-2A, Cl A
1.750%, 11/15/2017(B)	$78	$78
CarMax Auto Owner Trust, Ser 2013-4, Cl A3
0.800%, 07/16/2018	46	46
CarMax Auto Owner Trust, Ser 2013-4, Cl A4
1.280%, 05/15/2019	41	41
CarNow Auto Receivables Trust, Ser 2013-1A, Cl A
1.160%, 10/16/2017(B)	95	95
CPS Auto Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020(B)	212	212
CPS Auto Trust, Ser 2013-C, Cl A
1.620%, 08/15/2016	233	234
CPS Auto Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018(B)	173	174
CPS Auto Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018(B)	100	100
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018(B)	140	140
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/2017	165	165
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017(B)	73	73
Fifth Third Auto Trust, Ser 2013-1, Cl A3
0.880%, 10/16/2017	140	141
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018(B)	24	24
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018(B)	156	156
Flagship Credit Auto Trust, Ser 2013-2, Cl A
1.940%, 01/15/2019(B)	290	292
Ford Credit Auto Owner Trust, Ser 2012-D, Cl A2
0.400%, 09/15/2015	15	15
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.535%, 01/15/2018(A)	100	100
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A2
0.350%, 06/22/2015	37	37
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	164	164
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	84	84
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A2
0.490%, 06/15/2015	280	280
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A2
0.370%, 03/16/2015	2	2

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	$18	$18
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	13	13
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	21	21
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	16	16
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018(B)	54	54
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	161	161
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	78	78
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	90	90
World Omni Auto Receivables Trust, Ser 2012-B, Cl A2
0.430%, 11/16/2015	17	17

		6,736

Home — 1.4%
Ameriquest Mortgage Securities, Ser 2003-9, Cl AV1
0.914%, 09/25/2033(A)	162	155
Argent Securities, Ser 2004-W5, Cl AV2
1.194%, 04/25/2034(A)	321	302
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/2037	273	291
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-BO1, Cl M5
1.554%, 10/25/2034(A)	290	278
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE10, Cl M1
1.129%, 12/25/2034(A)	708	660
Centex Home Equity, Ser 2005-C, Cl AF5
5.050%, 06/25/2035	529	534
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	300	312
Countrywide Asset-Backed Certificates, Ser 2005-1, Cl AF6
5.030%, 07/25/2035(A)	178	181
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.295%, 07/15/2036(A)	99	89
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
2.154%, 07/25/2034(A)(B)	390	372

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.874%, 10/25/2033(A)(B)	$146	$137
New Residential Advance Receivables Trust Ser 2014-T1, Cl A1
1.274%, 03/15/2045(B)	269	269
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A2C
1.214%, 12/25/2033(A)	234	218
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
1.804%, 03/25/2035(A)	430	423

		4,221

Other Asset-Backed Securities — 4.7%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.954%, 12/27/2022(A)(B)	113	113
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.954%, 12/26/2044(A)(B)	193	193
AXIS Equipment Finance Receivables II, Ser 2013-1A, Cl A
1.750%, 03/20/2017(B)	131	131
Brazos Higher Education Authority, Ser 2005-2, Cl A10
0.353%, 12/26/2019(A)	1,350	1,344
Consumers Funding, Ser 2001-1, Cl A6
5.760%, 10/20/2016	1,044	1,088
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
1.404%, 10/25/2047(A)	331	289
CSMC Trust, Ser SURF, Cl C
1.955%, 02/15/2029(A)(B)	120	120
CSMC Trust, Ser SURF, Cl B
1.455%, 02/15/2029(A)(B)	200	200
Fortress Opportunities, Ser 2013-1A
3.960%, 10/25/2033	171	173
4.210%, 10/25/2018	85	86
GMAT Trust, Ser 2013-1A, Cl A
3.967%, 11/25/2043(B)	188	183
GMAT Trust, Ser 2014-1A, Cl A
3.721%, 02/25/2044(B)	99	100
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046(B)	135	135
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045(B)	100	101
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T4, Cl AT4
1.183%, 08/15/2044(B)	346	346

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl A7
1.981%, 11/15/2046(B)	$214	$214
HLSS Servicer Advance Receivables Trust, Ser 2014-T1, Cl AT1
1.244%, 01/17/2045(B)	100	100
HLSS Servicer Advance Receivables Trust, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047(B)	111	112
John Deere Owner Trust, Ser 2013-A, Cl A2
0.410%, 09/15/2015	197	197
Long Beach Mortgage Loan Trust, Ser 2003-4, Cl AV1
0.774%, 08/25/2033(A)	319	294
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045(B)	100	100
Nationstar Mortgage Advance Receivable Trust, Ser 2013-T2A, Cl A2
1.679%, 06/20/2046(B)	150	149
Navitas Equipment Receivables, Ser 2013-1, Cl A
1.950%, 11/15/2016(B)	82	82
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017(A)(B)(D)	150	150
SLM Private Credit Student Loan Trust, Ser 2002-A, Cl A2
0.783%, 12/16/2030(A)	730	719
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
0.755%, 08/15/2022(A)(B)	266	266
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.904%, 05/26/2026(A)	550	556
SLM Student Loan Trust, Ser 2004-10, Cl A5B
0.639%, 04/25/2023(A)(B)	429	430
SLM Student Loan Trust, Ser 2005-5
0.489%, 10/25/2040	690	609
SLM Student Loan Trust, Ser 2005-4, Cl A3
0.359%, 01/25/2027(A)	160	157
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.389%, 10/25/2029(A)	480	462
SLM Student Loan Trust, Ser 2012-6, Cl A2
0.434%, 09/25/2019(A)	800	798
SLM Student Loan Trust, Ser 2013-1, Cl A2
0.404%, 09/25/2019(A)	600	599

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.104%, 09/25/2028(A)	$1,500	$1,542
SLM Student Loan Trust, Ser 2003-4, Cl B
0.883%, 06/15/2038(A)	562	515
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, Cl A
3.228%, 04/16/2059(B)(D)	218	214
Structured Asset Securities, Ser 1998-2, Cl A
0.674%, 02/25/2028(A)	347	342
Trade Maps, Ser 2013-1A, Cl A
0.854%, 12/10/2018(A)(B)	760	762
Wells Fargo, Ser 2005-AR3, Cl 1A1
2.621%, 03/25/2035(A)	274	279

		14,250

Total Asset-Backed Securities (Cost $24,874) ($ Thousands)		25,207

FOREIGN BONDS — 4.3%
African Development Bank
8.800%, 09/01/2019	80	103
America Movil
3.125%, 07/16/2022	200	191
Bank Nederlandse Gemeenten
1.000%, 11/17/2014	700	703
Barclays Bank
5.125%, 01/08/2020	100	112
BBVA US Senior SAU
4.664%, 10/09/2015	200	210
BHP Billiton Finance USA
6.500%, 04/01/2019	210	252
3.250%, 11/21/2021	140	142
2.050%, 09/30/2018	49	49
BNP Paribas
2.700%, 08/20/2018	300	306
2.375%, 09/14/2017	320	328
BP Capital Markets
3.561%, 11/01/2021	50	51
3.245%, 05/06/2022	380	377
2.241%, 09/26/2018	80	81
1.375%, 11/06/2017	58	58
0.700%, 11/06/2015	200	200
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	270	271
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.375%, 01/19/2017	310	329
Deutsche Telekom International Finance
5.750%, 03/23/2016	290	317
Ecopetrol
4.250%, 09/18/2018	140	148
Electricite de France
2.150%, 01/22/2019	44	44
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	198
HSBC Holdings
4.000%, 03/30/2022	80	83

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hutchison Whampoa International 12 II
3.250%, 11/08/2022	$200	$191
ING Bank
2.000%, 09/25/2015	200	203
Intesa Sanpaolo
3.125%, 01/15/2016	400	409
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	110	106
Macquarie Bank
5.000%, 02/22/2017	280	306
2.000%, 08/15/2016	40	41
National Australia Bank
1.250%, 03/08/2018	1,150	1,128
Nippon Telegraph & Telephone
1.400%, 07/18/2017	35	35
Petrobras Global Finance BV
4.375%, 05/20/2023	36	33
Petrobras International Finance - Pifco
7.875%, 03/15/2019	80	91
5.375%, 01/27/2021	1,160	1,173
Petroleos Mexicanos
4.875%, 01/24/2022	570	596
3.500%, 01/30/2023	260	245
Potash Corp. of Saskatchewan
4.875%, 03/30/2020	64	71
Santander Holdings USA
3.450%, 08/27/2018	180	186
Schlumberger Norge
4.200%, 01/15/2021	20	22
3.650%, 12/01/2023	41	41
Shell International Finance
4.375%, 03/25/2020	200	219
3.400%, 08/12/2023	70	70
1.125%, 08/21/2017	47	47
Siemens Financieringsmaatschappij
6.125%, 08/17/2026	100	122
Statoil
2.900%, 11/08/2020	15	15
2.650%, 01/15/2024	64	60
1.200%, 01/17/2018	56	55
1.150%, 05/15/2018	60	58
Talisman Energy
7.750%, 06/01/2019	70	85
Telefonica Emisiones SAU
5.877%, 07/15/2019	80	90
5.462%, 02/16/2021	40	44
5.134%, 04/27/2020	80	86
Temasek Financial I
2.375%, 01/23/2023	250	230
Total Capital
4.250%, 12/15/2021	56	61
Total Capital International
3.700%, 01/15/2024	42	43
1.550%, 06/28/2017	33	33
0.750%, 01/25/2016	11	11
UBS
0.750%, 03/24/2016	900	899
Vale Overseas
4.375%, 01/11/2022	915	908

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Westpac Banking
4.200%, 02/27/2015	$205	$212
Xstrata Finance Canada
5.800%, 11/15/2016	40	44
2.700%, 10/25/2017	190	192
2.050%, 10/23/2015	180	182

Total Foreign Bonds (Cost $13,271) ($ Thousands)		13,196

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
FHLMC
2.375%, 01/13/2022	1,090	1,068
1.250%, 10/02/2019	70	67
0.605%, 08/15/2039(A)	433	435
FICO STRIPS, PO
0.400%, 05/11/2018(C)	340	316
FNMA
2.474%, 10/09/2019(C)	1,190	1,024
GNMA
1.650%, 02/20/2063	501	488
0.659%, 01/20/2063(A)	484	484
0.559%, 03/20/2063(A)	1,236	1,223
0.509%, 12/20/2062(A)	1,425	1,408
Resolution Funding Corp. STRIPS
1.623%, 07/15/2020(C)	970	831
1.368%, 10/15/2019(C)	760	673
Tennessee Valley Authority
3.875%, 02/15/2021	790	851
1.750%, 10/15/2018	98	98

Total U.S. Government Agency Obligations (Cost $9,204) ($ Thousands)		8,966

SOVEREIGN DEBT — 1.8%
Colombia Government International Bond
5.625%, 02/26/2044	280	292
Indonesia Government International Bond
3.750%, 04/25/2022	370	349
Mexico Government International Bond
4.000%, 10/02/2023	116	117
3.500%, 01/21/2021	773	783
Poland Government International Bond
4.000%, 01/22/2024	510	513
Province of Ontario Canada
4.400%, 04/14/2020	840	928
1.100%, 10/25/2017	500	495
0.950%, 05/26/2015	160	161
Province of Quebec Canada
2.625%, 02/13/2023	500	474
Russian Foreign Bond
7.500%, 03/31/2030	319	363
South Africa Government International Bond
5.875%, 09/16/2025	360	387

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Turkey Government International Bond
7.000%, 03/11/2019	$350	$390
5.750%, 03/22/2024	210	217

Total Sovereign Debt (Cost $5,488) ($ Thousands)		5,469

MUNICIPAL BOND — 0.0%
Los Angeles, Department of Airports, Build America Project, RB
6.582%, 05/15/2039	25	30

Total Municipal Bond (Cost $33) ($ Thousands)		30

U.S. TREASURY OBLIGATIONS — 15.0%
U.S. Treasury Bonds
2.527%, 02/15/2022	2,650	2,160
1.660%, 05/15/2019	1,800	1,636
1.346%, 08/15/2018	600	560
U.S. Treasury Notes
4.500%, 02/15/2016	2,001	2,155
4.500%, 05/15/2017	1,000	1,108
3.625%, 02/15/2021	400	435
3.500%, 05/15/2020	400	433
3.500%, 02/15/2018	150	162
3.125%, 04/30/2017	800	853
3.125%, 05/15/2021	500	527
2.625%, 08/15/2020	200	206
2.625%, 11/15/2020	100	103
2.375%, 12/31/2020	210	212
2.125%, 08/31/2020	1,865	1,860
2.000%, 04/30/2016	2,000	2,063
1.875%, 04/30/2014	160	160
1.875%, 06/30/2020	3,320	3,270
1.750%, 05/31/2016	1,000	1,027
1.750%, 05/15/2023	760	704
1.500%, 08/31/2018	760	759
1.500%, 01/31/2019	380	377
1.500%, 02/28/2019	350	346
1.375%, 05/31/2020	3,120	2,988
0.750%, 03/15/2017	310	309
0.750%, 06/30/2017	1,200	1,189
0.250%, 10/31/2015	40	40
U.S. Treasury Inflation-Protected Securities
2.000%, 07/15/2014	1,166	1,186
1.375%, 02/15/2044	763	778
1.250%, 04/15/2014	2,278	2,282
0.500%, 04/15/2015	951	970
0.375%, 07/15/2023	1,799	1,780
U.S. Treasury STRIPS(C)
2.823%, 02/15/2023	400	313
2.569%, 11/15/2021	1,750	1,441
2.520%, 05/15/2022	200	161
2.358%, 08/15/2021	2,300	1,914
1.644%, 05/15/2021	880	740
1.514%, 02/15/2021	1,135	964
1.214%, 02/15/2020	1,601	1,416
1.083%, 08/15/2020	801	694
1.065%, 11/15/2019	801	714

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2014

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
0.946%, 08/15/2017	$2,000	$1,923
0.868%, 05/15/2018	1,400	1,317
0.796%, 05/15/2020	345	302
0.661%, 08/15/2016	1,251	1,232

Total U.S. Treasury Obligations (Cost $46,290) ($ Thousands)		45,769

REPURCHASE AGREEMENTS — 6.7%
Barclays Capital 0.040%, dated 03/31/2014, to be repurchased on 04/01/2014, repurchase price $5,414,006 (collateralized by a U.S. Treasury Notes, par value $5,572,000, 2.000%, 11/30/2020; with a total market value $5,522,286)	5,414	5,414
Goldman Sachs 0.070%, dated 03/31/2014, to be repurchased on 04/01/2014, repurchase price $14,886,029 (collateralized by FHLMC, par value $15,250,000, 1.650%, 11/19/2018; with a total market value $15,183,750)	14,886	14,886

Total Repurchase Agreements (Cost $20,300) ($ Thousands)		20,300

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**†	7,670,425	7,670

Total Cash Equivalents (Cost $7,670) ($ Thousands)		7,670

Total Investments — 105.6% (Cost $319,700) ($ Thousands)††		$321,741

The open futures contracts held by the Fund at March 31, 2014 are as follows:

Type of Contract	Number of Contracts Long Short	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	43	Dec-2014	$19
90-Day Euro$	160	Dec-2016	(44)
90-Day Euro$	(113)	Jun-2018	30
U.S. 10-Year Treasury Note	(50)	Jun-2014	38
U.S. 2-Year Treasury Note	63	Jun-2014	(18)
U.S. 5-Year Treasury Note	41	Jul-2014	(14)
U.S. Long Treasury Bond	26	Jun-2014	2
U.S. Ultra Long Treasury Bond	(9)	Jun-2014	(9)

			$4

Percentages are based on a Net Assets of $304,633 ($ Thousands).

‡	Real Estate Investment Trust

**	The rate reported is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security.

††	At March 31, 2014, the tax basis cost of the Fund’s investments was $319,700 ($ Thousands), and the unrealized appreciation and depreciation were $4,923 ($ Thousands) and $(2,882) ($ Thousands), respectively.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2014. The date reported is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Securities considered illiquid. The total value of such securities as of March 31, 2014 was $3,406 and represented 1.1% of Net Assets.

AESOP — Auto Employee Stock Ownership Plan

Cl — Class

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FICO — Financing Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LP — Limited Partnership

IO — Interest Only - face amount represents notional amount

NCUA — National Credit Union Association

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trusts

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Security

TBA — To Be Announced

The following is a list of the inputs used as of March 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$130,228	$—	$130,228
Corporate Obligations	—	64,906	—	64,906
Asset-Backed Securities	—	25,207	—	25,207
Repurchase Agreements	—	20,300	—	20,300
Foreign Bonds	—	13,196	—	13,196
U.S. Government Agency Obligations	—	8,966	—	8,966
Sovereign Debt	—	5,469	—	5,469
Municipal Bond	—	30	—	30
Cash Equivalent	7,670	—	—	7,670
U.S. Treasury Obligations	—	45,769	—	45,769

Total Investments in Securities	$7,670	$314,071	$—	$321,741

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$89	$—	$—	$89
Unrealized Depreciation	(85)	—	—	(85)

Total Other Financial Instruments	$4	$—	$—	$4

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have ben rounded $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Growth Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 99.0%
New Covenant Growth Fund†	4,292,434	$179,638
New Covenant Income Fund†	5,069,702	115,894

Total Investment Companies (Cost $235,825) ($ Thousands)		295,532

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%†*	2,646,749	2,647

Total Cash Equivalent (Cost $2,647) ($ Thousands)		2,647

Total Investments — 99.9% (Cost $238,472) ($ Thousands)††		$298,179

Percentages are based on a Net Assets of $298,515 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security.

††	At March 31, 2014, the tax basis cost of the Fund’s investments was $238,472 ($ Thousands), and the unrealized appreciation and depreciation were $63,923 ($ Thousands) and $(4,216) ($ Thousands), respectively.

Cl — Class

As of March 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Income Fund

March 31, 2014

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 99.4%
New Covenant Growth Fund†	717,113	$30,011
New Covenant Income Fund†	2,433,858	55,638

Total Investment Companies (Cost $74,157) ($ Thousands)		85,649

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%†*	485,625	486

Total Cash Equivalent (Cost $486) ($ Thousands)		486

Total Investments — 99.9% (Cost $74,643) ($ Thousands)††		$86,135

Percentages are based on a Net Assets of $86,184 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliated Security.

††	At March 31, 2014, the tax basis cost of the Fund’s investments was $74,643 ($ Thousands), and the unrealized appreciation and depreciation were $13,933 ($ Thousands) and $(2,441) ($ Thousands), respectively.

Cl — Class

As of March 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: May 29, 2014